28. Accounts Payable Related to Concession (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable Related To Concession Tables
Concession Charges for use of Public Property

					Discount	Annual
	Company	Grant	Signature	Closing	Rate	Adjustment	12.31.2017	12.31.2016
(1) HPP Mauá	Copel GeT	06.29.2007	07.03.2007	07.2042	5.65% p.y.	IPCA	16,384	16,235
(2) HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	23,188	22,783
(3) HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	6,977	6,299
(4) SHP Cavernoso	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	27	66
(5) HPP Apucaraninha	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	185	460
(6) HPP Chaminé	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	320	795
(7) HPP Derivação Rio Jordão	Copel GeT	07.11.2013	02.24.2014	02.2019	7.74% p.y.	IPCA	313	532
(8) HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	10.2036	11.00% p.y.	IGPM	507,560	518,372
							554,954	565,542
						Current	62,624	66,210
						Noncurrent	492,330	499,332
Discount rate applied to calculate present value:
Actual net discount rate, in line with the estimated long-term rate. It bears no relationship with the expected project return.

Payment to the federal government:
Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

Nominal and Present Value of Accounts Payable Related to Concession

	Nominal value	Present value
2018	62,779	62,624
2019	62,246	56,079
2020	62,199	50,597
2021	62,199	45,689
After 2021	1,024,162	339,965
	1,273,585	554,954

Changes in Accounts Payable Related to Concession

Balance as of January 1, 2016	535,665
Additions	575,569
Adjust to present value	(483)
Monetary variations	103,384
Payments	(648,593)
Balance as of December 31, 2016	565,542
Additions	678
Adjust to present value	1,432
Monetary variations	53,173
Payments	(65,871)
Balance as of December 31, 2017	554,954